CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	$ 18,021	$ 77,509	$ 26,198
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	228,906	415,442	527,371
Disbursements for loans held for sale	(226,550)	(378,323)	(512,734)
Provision for loan losses	(3,136)	(3,988)	6,887
Deferred federal income tax expense (benefit)	8,918	(57,550)	0
Deferred loan fees	(753)	17	(392)
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	3,014	(2,197)	(4,718)
Write-down of property and equipment held for sale	0	0	860
Net gains on mortgage loans	(5,628)	(10,022)	(17,323)
Net gains on securities	(329)	(395)	(1,226)
Securities impairment recognized in earnings	9	26	339
Net (gains) losses on other real estate and repossessed assets	(500)	1,237	2,854
Vehicle service contract counterparty contingencies	199	4,837	1,629
Share based compensation	1,192	1,238	869
Gains on extinguishment of debt	(500)	0	0
Net gain on branch sale	0	0	(5,402)
(Increase) decrease in accrued income and other assets	(2,579)	7,747	(2,425)
Increase (decrease) in accrued expenses and other liabilities	(7,213)	(3,508)	6,606
Total Adjustments	(4,950)	(25,439)	3,195
Net Cash From Operating Activities	13,071	52,070	29,393
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	14,633	2,940	37,176
Proceeds from the maturity of securities available for sale	58,220	29,866	83,190
Principal payments received on securities available for sale	84,487	43,702	23,765
Purchases of securities available for sale	(224,946)	(332,060)	(192,726)
Purchases of interest bearing deposits	(2,401)	(20,260)	0
Proceeds from the maturity of interest bearing deposits	6,719	2,142	0
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	3,814	0	334
Purchase of Federal Reserve Bank stock	(314)	(2,581)	0
Net (increase) decrease in portfolio loans (loans originated, net of principal payments)	(37,195)	33,192	90,952
Net proceeds from the sale of watch, substandard and non-performing loans	0	6,721	0
Net cash from (paid for) branch sale	0	3,292	(339,995)
Proceeds from the collection of vehicle service contract counterparty receivables	385	6,751	7,413
Proceeds from the sale of other real estate and repossessed assets	18,471	13,546	19,331
Proceeds from the sale of property and equipment	309	52	1,958
Capital expenditures	(4,298)	(8,371)	(5,293)
Net Cash From Investing Activities	(82,116)	(221,068)	(273,895)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	39,496	105,269	96,428
Net increase (decrease) in other borrowings	(1)	4	0
Proceeds from Federal Home Loan Bank advances	100	100	12,000
Payments of Federal Home Loan Bank advances	(4,817)	(541)	(27,762)
Net increase (decrease) in vehicle service contract counterparty payables	(2,112)	(3,636)	1,092
Dividends paid	(4,129)	0	0
Proceeds from issuance of common stock	97	98,066	1,418
Redemption of subordinated debt	(4,654)	(9,452)	0
Redemption of convertible preferred stock and common stock warrant	0	(81,000)	0
Share based compensation withholding obligations	0	(513)	0
Net Cash From Financing Activities	23,980	108,297	83,176
Net Decrease in Cash and Cash Equivalents	(45,065)	(60,701)	(161,326)
Cash and Cash Equivalents at Beginning of Year	119,081	179,782	341,108
Cash and Cash Equivalents at End of Year	74,016	119,081	179,782
Cash paid during the year for
Interest	7,365	15,914	11,052
Income taxes	216	43	292
Transfers to other real estate and repossessed assets	6,143	6,932	14,276
Transfer of payment plan receivables to vehicle service contract counterparty receivables	180	792	1,469
Purchase of securities available for sale and interest bearing deposits - time not yet settled	265	4,146	0
Transfers to loans held for sale	0	0	47,954
Transfers to property and equipment held for sale	0	0	13,033
Transfers to deposits held for sale	$ 0	$ 0	$ 403,089